Pax Core Bond Fund	Schedule of Investments (Unaudited) September 30, 2019

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL	VALUE
EXCHANGE-TRADED FUNDS: 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	102,450	$13,060,326
(Cost $12,860,824)

BONDS: 96.8%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 10/31/20 (a)(b)	281,307	281,307
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	100,000	99,402

TOTAL COMMUNITY INVESTMENT NOTES		3,380,709
(Cost $3,381,307)

CORPORATE BONDS: 29.8%
COMMUNICATION SERVICES: 3.0%
AT&T, Inc., 3.600%, 02/17/23 (c)	2,000,000	2,086,976
AT&T, Inc., 4.350%, 03/01/29	1,500,000	1,658,123
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,101,235
Charter Communications Operating LLC/Capital, 5.050%, 03/30/29	1,000,000	1,119,692
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,558,384
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	526,734
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,022,350
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (d)	1,000,000	1,015,000
Verizon Communications, Inc., 3.875%, 02/08/29	3,000,000	3,294,895
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,162,124
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	2,000,000	2,103,101
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,090,887
Walt Disney Co., The, 1.750%, 08/30/24	2,000,000	1,981,682
		20,721,183

CONSUMER DISCRETIONARY: 2.8%
Amazon.com, Inc., 2.800%, 08/22/24	1,000,000	1,040,500
Amazon.com, Inc., 3.875%, 08/22/37	500,000	576,124
Dollar General Corp., 4.125%, 05/01/28	1,000,000	1,094,402
eBay, Inc., 2.750%, 01/30/23	1,000,000	1,013,440
GLP Capital, LP/Financing II, Inc., 5.300%, 01/15/29	2,000,000	2,211,920
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 01/15/30 (d)	1,000,000	1,058,350
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,093,946
Marriott International, Inc., 3.250%, 09/15/22	1,000,000	1,021,950
Marriott International, Inc., 3.600%, 04/15/24	1,000,000	1,049,980
Ross Stores, Inc., 3.375%, 09/15/24 (c)	2,000,000	2,088,852
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (d)	500,000	511,875
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (d)	1,000,000	1,039,330
Starbucks Corp., 4.450%, 08/15/49	3,000,000	3,481,395
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	998,170
		19,280,234

CONSUMER STAPLES: 1.5%
Campbell Soup Co., 3.300%, 03/19/25	1,000,000	1,022,278
Capital Impact Partners, 3.000%, 11/15/19	1,000,000	1,000,594
Constellation Brands, Inc., 3.200%, 02/15/23	2,000,000	2,062,472
CVS Health Corp., 2.732%, 03/09/20 (e)	500,000	501,054
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	1,000,000	1,082,239
CVS Health Corp., 3.250%, 08/15/29	500,000	503,327
Ingles Markets Inc, 5.750%, 06/15/23	1,000,000	1,023,750
PepsiCo, Inc., 3.500%, 07/17/25	1,000,000	1,075,611
PepsiCo, Inc., 3.000%, 10/15/27	1,000,000	1,059,614
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,000,000	1,025,000
		10,355,939

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,053,898
MidAmerican Energy Corp., 3.650%, 04/15/29	1,000,000	1,103,041
		2,156,939

FINANCIALS: 10.2%
Allstate Corp., The, 3 month LIBOR + 0.43%, 2.534%, 03/29/21 (e)	1,000,000	1,001,276
Allstate Corp., The, 3.150%, 06/15/23	2,000,000	2,078,118
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,106,599
Ally Financial, Inc., 4.250%, 04/15/21	1,000,000	1,025,000

Avolon Holdings Funding, Ltd., 144A, 5.250%, 05/15/24 (d)	500,000	536,650
Avolon Holdings Funding, Ltd., 144A, 4.375%, 05/01/26 (d)	1,000,000	1,035,550
Bank of America Corp., 2.151%, 11/09/20	2,000,000	2,000,237
Bank of America Corp., 3.499%, 05/17/22 (e)	3,000,000	3,060,192
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	1,055,602
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,068,941
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,143,710
Charles Schwab Corp., The, 3.550%, 02/01/24	1,000,000	1,057,838
Charles Schwab Corp., The, 3.200%, 01/25/28	1,000,000	1,050,699
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,137,609
CIT Bank NA, 2.969%, 09/27/25 (e)	1,000,000	1,001,575
Digital Realty Trust LP, 3.950%, 07/01/22	1,750,000	1,827,518
Discover Bank, 3.200%, 08/09/21	1,000,000	1,015,392
Discover Bank, 2.450%, 09/12/24	1,000,000	998,344
Discover Bank, 4.650%, 09/13/28	1,000,000	1,114,691
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	2,006,972
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.83%, 2.853%, 04/05/21 (e)	1,086,000	1,073,596
General Motors Financial Co., Inc., 5.100%, 01/17/24	500,000	537,675
ING Groep NV, 144A, 4.625%, 01/06/26 (d)	2,000,000	2,216,180
International Finance Corp., 2.500%, 04/15/23 (e)	3,000,000	3,007,370
International Finance Corp., 1.750%, 04/15/26 (e)	1,034,000	1,027,150
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,037,128
KeyCorp, 2.550%, 10/01/29	1,000,000	979,433
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,013,161
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,071,982
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	3,000,000	3,129,286
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,242,061
Morgan Stanley, 2.625%, 11/17/21	2,000,000	2,019,713
Morgan Stanley, 3 month LIBOR + 1.18%, 3.458%, 01/20/22 (e)	3,000,000	3,029,663
PNC Bank NA, 2.625%, 02/17/22	2,000,000	2,028,461
PNC Bank NA, 3.100%, 10/25/27	1,000,000	1,054,945
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	535,387
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,147,760
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,046,997
Regions Financial Corp., 3.800%, 08/14/23	2,500,000	2,636,710
Toronto-Dominion Bank, The, 1.850%, 09/11/20	2,000,000	1,998,734
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,019,523
Toyota Motor Credit Corp., 3 month LIBOR + 0.10%, 2.110%, 01/10/20 (e)	2,000,000	2,000,516
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	3,175,198
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	1,101,631
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,170,291
		71,623,064

HEALTH CARE: 3.3%
Abbott Laboratories, 3.750%, 11/30/26	1,133,000	1,235,322
AbbVie, Inc., 3.200%, 05/14/26	1,000,000	1,019,080
AbbVie, Inc., 4.875%, 11/14/48	1,000,000	1,105,005
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,120,166
Anthem, Inc., 2.375%, 01/15/25	500,000	498,730
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,080,967
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,043,765
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,062,477
Bristol-Myers Squibb Co., 144A, 2.900%, 07/26/24 (d)	2,000,000	2,063,252
Bristol-Myers Squibb Co., 144A, 4.125%, 06/15/39 (d)	1,000,000	1,135,309
Eli Lilly & Co., 3.375%, 03/15/29	1,000,000	1,084,605
Eli Lilly & Co., 3.875%, 03/15/39	500,000	572,485
HCA, Inc., 4.500%, 02/15/27	1,000,000	1,073,772
HCA, Inc., 4.125%, 06/15/29	500,000	525,370
Merck & Co., Inc., 2.800%, 05/18/23	1,000,000	1,030,253
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,085,662
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,052,923
UnitedHealth Group, Inc., 2.375%, 10/15/22	2,000,000	2,021,404
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,026,980
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,095,139
		22,932,666

INDUSTRIALS: 2.0%
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,062,341
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,340,743
Masco Corp., 4.375%, 04/01/26	1,000,000	1,074,190
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	1,000,000	1,047,500
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (d)	1,000,000	1,053,460
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	1,037,410
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	2,019,934
Union Pacific Corp., 3.700%, 03/01/29	2,000,000	2,178,137
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,633,230
Waste Management, Inc., 3.450%, 06/15/29	500,000	540,423
		13,987,368

INFORMATION TECHNOLOGY: 3.1%
Adobe, Inc., 4.750%, 02/01/20	1,150,000	1,160,060
Adobe Inc, 3.250%, 02/01/25	1,500,000	1,582,672
Apple, Inc., 2.850%, 02/23/23	1,000,000	1,030,080
Apple, Inc., 2.850%, 05/11/24	500,000	519,078
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,630,916
CA, Inc., 5.375%, 12/01/19	1,500,000	1,507,263
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (d)	1,000,000	1,125,430
Intel Corp., 3.150%, 05/11/27 (c)	1,500,000	1,600,691
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	1,093,137
MasterCard, Inc., 2.950%, 06/01/29	500,000	525,108
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,042,379
Microsoft Corp., 2.400%, 08/08/26	3,000,000	3,057,874
NetApp, Inc., 3.250%, 12/15/22	671,000	683,643
salesforce.com, Inc., 3.700%, 04/11/28	2,000,000	2,197,014
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,282,130
		22,037,475

MATERIALS: 0.4%
Air Liquide Finance SA, 144A, 2.250%, 09/10/29 (c)(d)	1,000,000	981,950
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,133,292
		3,115,242

REAL ESTATE: 1.5%
Alexandria Real Estate Equities, Inc., 4.000%, 01/15/24	2,000,000	2,136,130
Boston Properties, LP, 3.400%, 06/21/29	2,000,000	2,094,621
Equinix, Inc., 5.375%, 05/15/27	2,000,000	2,161,249
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	1,000,000	1,053,750
Host Hotels & Resorts, LP, 3.375%, 12/15/29	1,000,000	999,788
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	1,000,000	1,027,680
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	1,006,250
		10,479,468

UTILITIES: 1.7%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	1,004,426
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,295,351
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (d)	1,000,000	1,035,000
NextEra Energy Operating Partners, LP, 144A, 3.875%, 10/15/26 (d)	1,000,000	1,004,870
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,201,729
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,168,282
Southwestern Public Service Co., 3.750%, 06/15/49	1,000,000	1,105,787
		11,815,445

TOTAL CORPORATE BONDS
(Cost $197,748,801)		208,505,023

U.S. GOVERNMENT AGENCY BONDS: 0.7%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.1%
2.375%, 03/12/21	1,000,000	1,008,667

AGENCY SECURITIES: 0.6%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,018,924
Overseas Private Investment Corp., 3.520%, 09/20/32	1,857,143	2,013,322
		4,032,246

TOTAL U.S. GOVERNMENT AGENCY BONDS		5,040,913
(Cost $4,785,765)

SUPRANATIONAL BONDS: 3.8%
Asian Development Bank, 2.750%, 03/17/23	3,000,000	3,115,951
Asian Development Bank, 2.125%, 03/19/25	2,000,000	2,050,432
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,997,109
European Investment Bank, 1.625%, 03/16/20	2,000,000	1,996,302
European Investment Bank, 1.625%, 08/14/20	3,000,000	2,993,116
European Investment Bank, 2.000%, 03/15/21	3,000,000	3,010,370
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,084,944
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	4,102,637
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	2,004,684

TOTAL SUPRANATIONAL BONDS		26,355,545
(Cost $25,763,364)

MUNICIPAL BONDS: 5.4%
City & County of Honolulu HI, 3.138%, 10/01/32	1,000,000	1,045,580
City & County of Honolulu HI, 3.974%, 09/01/35	1,475,000	1,633,046
City & County of San Francisco CA Community Facilities District No 2014-1, 4.221%, 09/01/39	1,000,000	1,102,600
City & County of San Francisco CA Community Facilities District No 2014-1, 4.000%, 09/01/48	2,000,000	2,119,240
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,140,740
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,116,971
City of San Francisco CA Public Utilities Commission Water Revenue, 6.000%, 11/01/40	2,815,000	3,841,208
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,057,580
Metropolitan Transportation Authority, 6.089%, 11/15/40	1,595,000	2,257,021
New York City Water & Sewer System, 5.440%, 06/15/43	2,500,000	3,486,700
Ohio State University, The, 4.910%, 06/01/40	2,485,000	3,228,239
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,400,970
State of California, 7.550%, 04/01/39	2,000,000	3,313,000
State of Georgia, 4.310%, 10/01/26	2,000,000	2,284,540
State of Oregon, 3.227%, 05/01/24	1,000,000	1,056,490
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,453
University of Massachusetts Building Authority, 5.450%, 11/01/40	2,225,000	2,975,715
Virginia Resources Authority, 5.790%, 11/01/40	2,655,000	2,759,182
Virginia Small Business Financing Authority, 144A, 4.200%, 07/01/50 (d)(e)	1,000,000	1,002,400

TOTAL MUNICIPAL BONDS
(Cost $35,200,414)		37,946,675

U.S. TREASURY NOTES: 25.5%
1.000%, 10/15/19	3,000,000	2,998,751
1.250%, 07/15/20	4,705,640	4,726,748
2.750%, 09/30/20	17,000,000	17,155,723
2.375%, 03/15/21	7,000,000	7,063,300
0.125%, 04/15/21	3,247,470	3,212,846
0.125%, 04/15/22	6,329,640	6,265,647
2.625%, 02/28/23	29,000,000	30,007,637
2.125%, 11/30/23	15,000,000	15,333,105
0.125%, 07/15/24	4,321,920	4,319,349
0.625%, 01/15/26	3,239,190	3,320,612
2.250%, 03/31/26	7,000,000	7,274,531
0.375%, 07/15/27	10,488,000	10,652,800
2.750%, 02/15/28	1,000,000	1,085,879
4.500%, 02/15/36	7,000,000	9,652,070
5.000%, 05/15/37	2,000,000	2,950,391
4.500%, 05/15/38	3,000,000	4,229,590
3.500%, 02/15/39	6,000,000	7,518,164
4.375%, 11/15/39	6,000,000	8,418,867
1.000%, 02/15/48	1,040,390	1,160,850
3.375%, 11/15/48	25,000,000	31,860,840

TOTAL U.S. TREASURY NOTES
(Cost $169,234,429)		179,207,700

MORTGAGE-BACKED SECURITIES: 31.1%
GINNIE MAE (MORTGAGE-BACKED): 1.6%
1.550%, 06/16/36	2,616,006	2,585,364
6.000%, 01/15/38	206,120	231,715
3.020%, 09/15/41	1,838,157	1,883,933
3.000%, 05/15/43	1,352,807	1,398,539
3.500%, 11/20/46	1,284,496	1,341,183
2.900%, 09/16/50 (e)	2,000,000	2,041,582
2.649%, 03/16/55 (e)	1,843,196	1,886,612
		11,368,928
FREDDIE MAC (MORTGAGE-BACKED): 7.0%
4.000%, 06/01/26	1,966,445	2,056,034
2.939%, 04/25/29	3,000,000	3,218,451
3.500%, 12/01/30	1,288,372	1,332,160
3.000%, 07/01/33	1,570,037	1,608,570
4.500%, 01/01/34	2,009,042	2,100,979
3.500%, 01/01/34	1,349,654	1,404,606
4.000%, 10/01/35	2,706,513	2,867,952
3.500%, 04/01/42	1,157,986	1,216,604
2.436%, 01/01/43 (e)	1,656,913	1,670,860
3.500%, 01/01/44	1,768,437	1,858,043
4.000%, 08/01/44	1,114,765	1,190,826
3.500%, 02/01/45	1,742,809	1,854,715
3.000%, 06/01/46	2,140,401	2,215,572
3.000%, 01/01/47	2,650,611	2,727,135
4.000%, 08/01/47	1,507,340	1,580,357
3.500%, 08/01/47	2,587,558	2,675,879
3.500%, 09/01/47	1,702,432	1,759,339
3.500%, 10/01/47	2,594,694	2,678,525

3.500%, 12/01/47	1,742,720	1,799,102
3.500%, 03/01/48	2,621,566	2,712,279
4.000%, 04/01/48	5,272,653	5,496,607
3.500%, 05/01/48	2,650,512	2,731,786
		48,756,381
FANNIE MAE (MORTGAGE-BACKED): 13.8%
2.480%, 08/01/26	1,962,001	1,992,799
2.270%, 09/01/26	2,000,000	2,020,198
2.801%, 02/25/27 (e)	1,000,000	1,043,076
3.270%, 09/01/27	2,345,885	2,479,066
2.959%, 09/25/27 (e)	2,000,000	2,121,870
3.325%, 06/25/28 (e)	2,000,000	2,172,166
3.555%, 09/25/28 (e)	2,034,000	2,254,828
3.660%, 01/01/29	1,979,991	2,156,450
2.937%, 04/25/29	2,000,000	2,126,282
4.500%, 04/01/34	1,220,710	1,312,809
3.500%, 07/01/35	1,607,536	1,672,815
3.500%, 09/01/37	1,557,636	1,615,222
4.000%, 03/01/38	2,393,239	2,534,201
4.000%, 02/01/41	3,138,580	3,371,334
4.000%, 01/01/42	3,055,462	3,281,046
4.000%, 07/01/42	2,680,047	2,864,901
3.500%, 01/01/43	3,501,142	3,664,964
4.240%, 09/01/43 (e)	709,508	737,995
3.500%, 08/01/45	2,182,056	2,292,589
4.000%, 09/01/45	1,596,426	1,690,428
4.000%, 10/01/45	1,521,200	1,605,598
3.500%, 10/01/45	1,854,378	1,933,176
4.000%, 11/01/45	3,776,590	3,985,577
3.500%, 04/01/46	1,592,470	1,660,335
4.000%, 06/01/46	1,640,600	1,727,322
3.000%, 06/01/46	2,931,593	3,003,736
4.000%, 07/01/46	2,101,024	2,219,596
4.500%, 09/01/46	1,932,601	2,094,366
3.000%, 10/01/46	1,557,739	1,596,055
4.500%, 01/01/47	1,204,455	1,273,850
4.000%, 01/01/47	1,677,639	1,761,585
4.000%, 05/01/47	4,990,853	5,244,757
4.000%, 06/01/47	4,451,800	4,660,870
3.500%, 06/01/47	2,476,288	2,591,674
3.500%, 08/01/47	1,665,658	1,725,634
3.500%, 11/01/47	2,558,906	2,689,565
4.000%, 01/01/48	2,746,738	2,913,947
3.500%, 03/01/48	1,927,026	1,987,688
3.500%, 04/01/48	3,630,383	3,831,423
4.500%, 06/01/48	1,550,920	1,652,027
3.500%, 06/01/48	2,877,582	3,005,332
		96,569,152

COMMERCIAL MORTGAGE-BACKED: 8.7%
Aqua Finance Trust 2019-A, 144A, 3.140%, 07/16/40 (d)	1,000,000	1,001,038
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (d)(e)	1,818,451	1,857,803
Avis Budget Rental Car Funding AESOP, LLC, 144A, 2.360%, 03/20/26 (d)	2,000,000	1,994,410
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (d)	1,243,354	1,275,047
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.35%, 144A, 3.618%, 04/25/28 (d)(e)	940,255	941,695
Bellemeade Re 2018-2, Ltd., 1 month LIBOR + 1.35%, 144A, 3.368%, 08/25/28 (d)(e)	2,000,000	2,004,349
COLT 2018-1 Mortgage Loan Trust, 144A, 2.981%, 02/25/48 (d)(e)	114,445	114,667
COLT 2018-3 Mortgage Loan Trust, 144A, 3.763%, 10/26/48(d)(e)	620,920	626,491
COLT 2019-2 Mortgage Loan Trust, 144A, 3.337%, 05/25/49 (d)(e)	1,676,462	1,707,414
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (d)	1,127,180	1,139,517
Commonbond Student Loan Trust 2017-B-GS, 1 month LIBOR + 0.65%, 144A, 2.668%, 09/25/42 (d)(e)	1,397,637	1,387,692
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	1,632,702	1,701,234
Deephaven Residential Mortgage Trust 2018-2, 144A, 3.479%, 04/25/58 (d)(e)	964,446	973,641
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (d)	1,305,000	1,328,382
Drive Auto Receivables Trust, 4.090%, 01/15/26	2,000,000	2,058,220
Invitation Homes 2018-SFR3 Trust, 1 month LIBOR + 1.00%, 144A, 3.025%, 07/17/37 (d)(e)	2,407,090	2,407,086
Invitation Homes 2018-SFR4 Trust, 1 month LIBOR + 1.20%, 144A, 3.275%, 01/17/38 (d)(e)	2,000,000	1,997,907
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 2.618%, 05/25/37 (b)(d)(e)	1,459,617	1,443,154
Mill City Mortgage Trust 2015-1, 144A, 3.873%, 06/25/56 (d)(e)	2,000,000	2,099,396
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	907,508	934,354
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (d)	980,050	993,911
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	1,377,418	1,430,123
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	974,077	1,017,868
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	652,263	667,005
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	1,686,102	1,600,620
Navistar Financial Dealer Note Master Owner Trust II, 1 month LIBOR + 1.05%, 144A, 3.068%, 09/25/23 (d)(e)	2,890,000	2,897,346
New Residential Mortgage Loan Trust 2018-4, 1 month LIBOR + 0.90%, 144A, 2.918%, 01/25/48 (d)(e)	1,424,616	1,423,965
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(e)	2,350,168	2,464,590
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (d)(e)	966,451	998,087

Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 3.418%, 03/25/28 (d)(e)	2,119,188	2,122,598
Santander Drive Auto Receivables Trust 2018-5, 4.190%, 12/16/24	1,250,000	1,292,489
Sequoia Mortgage Trust 2017-CH2, 144A, 4.000%, 12/25/47 (d)(e)	587,922	613,858
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (d)(e)	910,494	928,342
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (d)	1,354,692	1,376,016
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(e)	1,400,000	1,483,087
SoFi Professional Loan Program 2019-A, LLC, 144A, 3.180%, 06/15/48 (d)	751,106	759,233
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	972,835	1,069,187
Tesla Auto Lease Trust 2018-A, 144A, 2.750%, 02/20/20 (d)	610,000	610,276
Tesla Auto Lease Trust 2018-A, 144A, 3.300%, 05/20/20 (d)	750,000	752,081
Tesla Auto Lease Trust 2018-B, 144A, 3.710%, 08/20/21 (d)	3,190,039	3,242,156
Towd Point Mortgage Trust, 1 month LIBOR + 0.60%, 144A, 3.750%, 11/25/57 (d)(e)	1,000,000	1,036,384
Towd Point Mortgage Trust, 144A, 3.801%, 11/25/60 (d)(e)	2,000,000	2,120,157
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	988,093	1,053,585
		60,946,461

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $213,376,722)		217,640,922

TOTAL BONDS
(Cost $649,490,802)		678,077,487

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	253,037
Self-Help Federal Credit Union, 1.700%, 04/13/20 (b)	250,000	249,832
TOTAL CERTIFICATES OF DEPOSIT		502,869
(Cost $500,000)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 1.880% (f)(g)	3,695,398	3,695,398
TOTAL MONEY MARKET
(Cost $3,695,398)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.970% (f)(g)	946,823	946,823
(Cost $946,823)

TOTAL INVESTMENTS: 99.4%
(Cost $667,493,847)		696,282,903

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.1%		(946,823)

OTHER ASSETS AND LIABILITIES - (NET): 0.7%		5,225,473

Net Assets: 100.0%		$700,561,553

(a)	Security valued using significant unobservable inputs.
(b)	Illiquid security.
(c)	Security of partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $927,731.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of September 30, 2019 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(g)	Premier Class shares

ETF - Exchange Traded Fund

LIBOR-London Inter-bank Offered Rate. At September 30, 2019 the 1 month and 3 month LIBOR rates were 2.02% and 2.09%, respectively.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities